Establishment and Operations - Summary of Consolidated Subsidiaries (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Swvl for Smart Transport Applications and Services LLC [member]
Disclosure of subsidiaries [line items]
Company name	Swvl for Smart Transport Applications and Services LLC
Country of incorporation	Egypt
Percentage of Legal ownership	99.80%	99.80%
Principal business activities	Providing atechnology platform to enable passengertransportation
Swvl Pakistan (Private) Ltd [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Pakistan (Private) Ltd.
Country of incorporation	Pakistan
Percentage of Legal ownership	99.99%	99.99%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl NBO Limited [member]
Disclosure of subsidiaries [line items]
Company name	Swvl NBO Limited
Country of incorporation	Kenya
Percentage of Legal ownership	100.00%	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Technologies Ltd [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Technologies Ltd.
Country of incorporation	Kenya
Percentage of Legal ownership	100.00%	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Technologies FZE [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Technologies FZE
Country of incorporation	UAE
Percentage of Legal ownership	100.00%	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Global FZE [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Global FZE
Country of incorporation	UAE
Percentage of Legal ownership	100.00%	100.00%
Principal business activities	Headquarters and management activities
Smart Way Transportation LLC [member]
Disclosure of subsidiaries [line items]
Company name	Smart Way Transportation LLC
Country of incorporation	Jordan
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Saudi for Information Technology [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Saudi for Information Technology
Country of incorporation	Kingdom of Saudi Arabia
Percentage of Legal ownership	100.00%	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl My For Information Technology SDN BHD [member]
Disclosure of subsidiaries [line items]
Company name	Swvl My For Information Technology SDN BHD
Country of incorporation	Malaysia
Percentage of Legal ownership	100.00%	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Shotl Transportation, S.L. [member]
Disclosure of subsidiaries [line items]
Company name	Shotl Transportation, S.L.
Country of incorporation	Spain
Percentage of Legal ownership	55.00%	55.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Inc [Member]
Disclosure of subsidiaries [line items]
Company name	Swvl Inc.
Country of incorporation	British Virgin Islands
Percentage of Legal ownership	100.00%
Principal business activities	Holding company
Pivotal Merger Sub Company I [Member]
Disclosure of subsidiaries [line items]
Company name	Pivotal Merger Sub Company I
Country of incorporation	Cayman Islands
Percentage of Legal ownership	100.00%
Principal business activities	Merger entity
Viapool Inc
Disclosure of subsidiaries [line items]
Company name	Viapool Inc.
Country of incorporation	Delaware, USA
Percentage of Legal ownership	51.00%
Principal business activities	Holding company
Movilidad Digital SAS
Disclosure of subsidiaries [line items]
Company name	Movilidad Digital SAS
Country of incorporation	Argentina
Percentage of Legal ownership	51.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Viapool SRL
Disclosure of subsidiaries [line items]
Company name	Viapool SRL
Country of incorporation	Argentina
Percentage of Legal ownership	51.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Viapool SPA
Disclosure of subsidiaries [line items]
Company name	Viapool SPA
Country of incorporation	Chile
Percentage of Legal ownership	51.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Brasil Tecnologia LTDA (ii)
Disclosure of subsidiaries [line items]
Company name	Swvl Brasil Tecnologia LTDA
Country of incorporation	Brazil
Percentage of Legal ownership	51.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Germany GmbH (formerly "Blitz B22-203 GmbH")
Disclosure of subsidiaries [line items]
Company name	Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”)
Country of incorporation	Germany
Percentage of Legal ownership	100.00%
Principal business activities	Holding company
Door2Door GmbH
Disclosure of subsidiaries [line items]
Company name	Door2Door GmbH
Country of incorporation	Germany
Percentage of Legal ownership	100.00%
Principal business activities	Providing atechnology platform toenable passengertransportation
Volt Lines B.V.
Disclosure of subsidiaries [line items]
Company name	Volt Lines B.V.
Country of incorporation	Netherlands
Percentage of Legal ownership	100.00%
Principal business activities	Holding company
Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS
Disclosure of subsidiaries [line items]
Company name	Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS (iv)
Country of incorporation	Turkey
Percentage of Legal ownership	100.00%
Principal business activities	Providing a technology platform to
Volt Lines MENA limited
Disclosure of subsidiaries [line items]
Company name	Volt Lines MENA limited
Country of incorporation	UAE
Percentage of Legal ownership	100.00%
Principal business activities	enable passenger transportation